Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table shows the amounts used in computing our basic and diluted earnings per common share:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
	(In thousands, except per share amounts)
Numerator for basic and diluted earnings per share:
Net income attributable to CCP	$36,166	$33,202	$111,370	$120,174
Denominator:
Denominator for basic earnings per share—weighted average shares	83,488	83,488	83,488	83,488
Effect of dilutive securities:
Stock options	70	—	70	—
Denominator for diluted earnings per share—adjusted weighted average shares	83,558	83,488	83,558	83,488
Basic earnings per share:
Net income attributable to CCP	$0.43	$0.40	$1.33	$1.44
Diluted earnings per share:
Net income attributable to CCP	$0.43	$0.40	$1.33	$1.44